7. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating segments

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	819	1,502	174	321	20	-	2,836
Intersegment revenue	-	-	270	-	-	(270)	-
Cost of sales	(466)	(1,225)	(313)	(298)	-	270	(2,032)
Gross profit	353	277	131	23	20	-	804

Selling expenses	(3)	(122)	(12)	(9)	(2)	-	(148)
Administrative expenses	(36)	(65)	(47)	(4)	(22)	-	(174)
Exploration expenses	-	-	(9)	-	-	-	(9)
Other operating income	9	10	8	4	9	-	40
Other operating expenses	(11)	(43)	(11)	(9)	(12)	-	(86)
Impairment of property, plant and equipment	(52)	-	(10)	-	-	-	(62)
Share of profit from associates and joint ventures	13	-	21	-	67	-	101
Agreement on the regularization of obligations	-	285	-	-	-	-	285
Operating income	273	342	71	5	60	-	751

Gain on net monetary position, net	-	187	-	-	-	-	187
Finance income	51	20	18	1	7	(1)	96
Finance costs	(82)	(112)	(94)	(8)	(4)	1	(299)
Other financial results	86	(62)	84	18	(13)	-	113
Financial results, net	55	33	8	11	(10)	-	97
Profit before income tax	328	375	79	16	50	-	848

Income tax	(80)	(178)	(16)	(5)	231	-	(48)
Profit for the year	248	197	63	11	281	-	800

Depreciation and amortization	71	79	112	1	-	-	263

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated

Total profit attributable to:
Owners of the company	239	98	63	11	281	-	692
Non - controlling interest	9	99	-	-	-	-	108

Consolidated statement of financial position as of December 31, 2019
Assets	1,472	1,480	1,261	136	1,527	(192)	5,684
Liabilities	1,226	1,792	465	122	(160)	(170)	3,275

Additional consolidated information as of December 31, 2019

Increases in property, plant and equipment, intangibles assets and right-of-use assets	240	173	191	4	3	-	611
Net book values of property, plant and equipment	1,152	1,691	612	18	34	-	3,507

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	604	1,484	458	338	36	-	2,920
Intersegment revenue	2	-	63	-	-	(65)	-
Cost of sales	(273)	(1,136)	(287)	(334)	-	63	(1,967)
Gross profit (loss)	333	348	234	4	36	(2)	953

Selling expenses	(1)	(134)	(19)	(13)	(4)	-	(171)
Administrative expenses	(41)	(76)	(56)	(6)	(27)	-	(206)
Exploration expenses	-	-	(1)	-	-	-	(1)
Other operating income	11	9	141	5	15	-	181
Other operating expenses	(17)	(44)	(114)	(20)	(6)	1	(200)
Impairment of property, plant and equipment	-	-	-	(32)	-	-	(32)
Share of profit (loss) from joint ventures and associates	(11)	-	37	-	92	-	118
Income from the sale of associates	-	-	28	-	-	-	28
Operating income (loss)	274	103	250	(62)	106	(1)	670

Gain on net monetary position	233	226	107	49	12	2	629
Finance income	52	18	15	1	14	(1)	99
Finance costs	(85)	(132)	(79)	(15)	(6)	1	(316)
Other financial results	(365)	(50)	(512)	(39)	108	-	(858)
Financial results, net	(165)	62	(469)	(4)	128	2	(446)
Profit (loss) before income tax	109	165	(219)	(66)	234	1	224

Income tax	(3)	(49)	57	12	(34)	-	(17)
Profit (loss) for the year from continuing operations	106	116	(162)	(54)	200	1	207
Profit for the year from discontinued operations	-	-	49	-	31	-	80
Profit (loss) for the year	106	116	(113)	(54)	231	1	287

Depreciation and amortization	66	69	92	6	1	-	234

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated

Total profit (loss) attributable to:

Owners of the company	100	61	(115)	(54)	231	1	224

Non - controlling interest	6	55	2	-	-	-	63

Consolidated statement of financial position as of December 31,2018

Assets	1,414	2,133	1,237	153	872	(137)	5,672

Liabilities	1,054	1,241	1,273	198	247	(136)	3,877

Additional consolidated information as of December 31, 2018

Increases in property, plant and equipment	235	227	192	4	7	-	665

Net book values of property, plant and equipment	1,036	1,657	554	15	54	-	3,316

Consolidated profit and loss information for the year ended December 31, 2017	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated

Revenue	351	1,050	443	314	17	-	2,175

Intersegment revenue	2	-	19	-	-	(21)	-

Cost of sales	(195)	(799)	(310)	(290)	(1)	21	(1,574)

Gross profit	158	251	152	24	16	-	601

Selling expenses	(4)	(95)	(17)	(12)	-	1	(127)

Administrative expenses	(32)	(66)	(54)	(16)	(30)	-	(198)

Exploration expenses	-	-	(2)	-	-	-	(2)

Other operating income	19	4	110	3	13	-	149

Other operating expenses	(9)	(33)	(38)	(10)	(13)	-	(103)

Share of profit (loss) from joint ventures and associates	(2)	-	1	-	49	-	48

Operating income (loss)	130	61	152	(11)	35	1	368

Gain (loss) on net monetary position	17	145	(18)	2	158	-	304

Finance income	39	12	6	-	7	(2)	62

Finance costs	(69)	(69)	(78)	(10)	(8)	2	(232)

Other financial results	(34)	1	(93)	(6)	32	-	(100)

Financial results, net	(47)	89	(183)	(14)	189	-	34
Profit (loss) before income tax	83	150	(31)	(25)	224	1	402

Income tax	(4)	(12)	24	19	(1)	-	26

Profit (loss) for the year from continuing operations	79	138	(7)	(6)	223	1	428
(Loss) profit for the year from discontinued operations	-	-	(35)	-	(16)	1	(50)

Profit (loss) for the year	79	138	(42)	(6)	207	2	378

Depreciation and amortization	54	58	87	4	2	-	205

Consolidated profit and loss information for the year ended December 31, 2017	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated

Total profit (loss) attributable to:

Owners of the Company	75	73	(62)	(6)	207	2	289

Non - controlling interest	4	65	20	-	-	-	89

Consolidated statement of financial position as of December 31,2017

Assets	1,115	1,972	1,154	141	1,475	(200)	5,657

Liabilities	333	1,166	444	94	1,850	(200)	3,687

Additional consolidated information as of December 31, 2017

Increases in property, plant and equipment	275	225	140	5	12	-	657